Net income (loss) per share (Tables)	12 Months Ended
Dec. 31, 2023
Earnings per share [abstract]
Schedule of net income (loss) per share

	2023	2022
	$	$
Net income (loss) attributable to common shareholders of the Company (basic and diluted)	(7,835)	56,732
Weighted average number of common shares outstanding – basic	139,248,530	141,555,788
Effect of dilutive securities	—	3,047,697
Weighted average number of common shares outstanding – diluted	139,248,530	144,603,485
Net income (loss) per share attributable to common shareholders of the Company:
Basic	(0.06)	0.40
Diluted	(0.06)	0.39